Fees Summary	May 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,018,000
Previously Paid Amount	0.00
Total Fee Amount	155.86
Total Offset Amount	0.00
Net Fee	155.86
Narrative - Max Aggregate Offering Price	$ 1,018,000
Final Prospectus	true